RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 22, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Ownership interest sold	65.00%	65.00%			65.00%
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative instruments recognized in OCI		$ (613)		$ (613)
Interest rate contracts | Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items			$ (30)	0	$ (3)
Derivatives designated as hedging instruments			(1)	0	1
Reclassification of gains/(losses) on derivative instruments from AOCI to net income			(16)	(46)	(648)
Commodity contracts | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income			$ (47)	$ (22)	$ (1)